UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22273

        Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Municipal Value Fund (NPN)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.1% (3.9% of Total Investments)
$ 650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	$ 552,338
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 6.6% (8.2% of Total Investments)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	666,968
	6.000%, 10/01/30
500	Lehigh County, Pennsylvania, General Purpose Authority College Revenue Bonds (Muhlenberg	2/19 at 100.00	A+	498,955
	College Project) Series of 2009, 5.250%, 2/01/39
1,175	Total Education and Civic Organizations			1,165,923
	Health Care – 27.0% (33.3% of Total Investments)
750	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	No Opt. Call	Aa3	736,973
	Medical Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
750	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	745,470
	Health System, Series 2009A, 5.250%, 6/01/39
350	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	264,611
	System, Series 2006, 5.000%, 8/01/24
350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	315,357
	5.750%, 11/15/37
500	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	504,070
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	10/09 at 100.00	BBB	246,680
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	964,917
	2005, 5.000%, 12/01/29 – RAAI Insured
750	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A1	775,995
	Series 2009D, 6.250%, 11/15/34
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	204,816
	Obligated Group, Series 2009, 6.625%, 2/15/32
5,100	Total Health Care			4,758,889
	Long-Term Care – 4.3% (5.3% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities	11/19 at 100.00	BBB+	758,993
	Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1,
	6.250%, 11/15/29
	Tax Obligation/General – 4.0% (4.9% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	A1	703,815
	of 2009, 5.100%, 8/01/33
	Tax Obligation/Limited – 16.5% (20.4% of Total Investments)
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	542,014
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds,	11/16 at 100.00	N/R	855,797
	Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series	No Opt. Call	Baa1	757,410
	2009, 6.500%, 4/01/34
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	756,735
	2009A, 6.000%, 8/01/42
3,125	Total Tax Obligation/Limited			2,911,956
	Transportation – 0.9% (1.1% of Total Investments)
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	152,566
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured

	Utilities – 3.7% (4.6% of Total Investments)
655	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/10 at 100.00	BB+	655,393
	Refunding Bonds, Series 1997A, 6.100%, 7/01/13
	Water and Sewer – 14.9% (18.3% of Total Investments)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	643,740
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured
750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	739,470
	Bonds, Tender Option Bond Trust 3484, 17.465%, 6/15/39 (IF)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A	747,030
500	5.250%, 1/01/36	1/19 at 100.00	A	487,425
2,750	Total Water and Sewer			2,617,665
$ 15,105	Total Investments (cost $13,899,293) – 81.0%			14,277,538
	Other Assets Less Liabilities – 19.0%			3,357,226
	Net Assets – 100%			$ 17,634,764

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$14,277,538	$ —	$14,277,538

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $13,892,389.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$399,831
Depreciation	(14,682)

Net unrealized appreciation (depreciation) of investments	$385,149

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009